Fair Value Measurement - Summary of Comparison By Class of Carrying Amount and Fair Value of Group Financial Instruments (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of liabilities [line items]
Fair value	₽ 285,012	₽ 294,576
Carrying amount	285,148	318,938
Level 1 of fair value hierarchy [member] | Bond [member] | Financial liabilities measured at amortised cost [member]
Disclosure of fair value measurement of liabilities [line items]
Fair value	0	2,496
Carrying amount	0	2,473
Level 3 of fair value hierarchy [member] | Floating rate loans and borrowings [member] | Financial liabilities measured at amortised cost [member]
Disclosure of fair value measurement of liabilities [line items]
Fair value	279,564	284,427
Carrying amount	279,688	308,657
Level 3 of fair value hierarchy [member] | Fixed rate loans and borrowings [member] | Financial liabilities measured at amortised cost [member]
Disclosure of fair value measurement of liabilities [line items]
Fair value	3,779	5,734
Carrying amount	3,794	5,907
Level 3 of fair value hierarchy [member] | Other non-current financial liabilities [member] | Financial liabilities measured at amortised cost [member]
Disclosure of fair value measurement of liabilities [line items]
Fair value	1,669	1,919
Carrying amount	₽ 1,666	₽ 1,901